Operating Lease Liabilities - Schedule of Aggregate Undiscounted Cash Flows of Operating Lease Payments (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aggregate Undiscounted Cash Flows of Operating Lease Payments [Abstract]
December 31, 2026		$ 730,000
Total future minimum lease payments	$ 486,000	730,000
Less: discount	(13,000)	(28,000)
Total operating lease maturities	473,000	702,000
Less: current portion of operating lease liabilities	(473,000)	(702,000)	$ (881,000)
Total long term portion of operating lease maturities			$ 702,000